Income Tax - Summary Of Reconciliation Of Effective Tax Rate And Statutory Income Tax Rate (Detail)	11 Months Ended
Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	(22.00%)
Income tax provision	(1.00%)